SEGMENT INFORMATION - Geographic segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Revenues	$ 58,998	$ 49,582	$ 40,164
Other expenses	(416)	(548)	(549)
Operating profit (loss)	(5,166)	(497)	396
Financial income (expenses), net	6,478	(12,972)	(319)
Profit (loss) before taxes on income	1,312	(13,469)	77
Operating segments
SEGMENT INFORMATION
Revenues	2,625	6,617	3,368
Unallocated income and expenses
SEGMENT INFORMATION
Corporate, R&D and other expenses	(7,375)	(6,798)	(2,934)
Other expenses	(416)	(316)	(38)
Europe
SEGMENT INFORMATION
Revenues	13,374	17,942	17,040
Europe | Operating segments
SEGMENT INFORMATION
Revenues	(3,044)	(477)	(1,373)
Israel
SEGMENT INFORMATION
Revenues	45,138	31,190	22,506
Israel | Operating segments
SEGMENT INFORMATION
Revenues	8,641	8,226	4,804
ROW
SEGMENT INFORMATION
Revenues	486	450	618
ROW | Operating segments
SEGMENT INFORMATION
Revenues	$ (2,972)	$ (1,132)	$ (63)